CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Nov. 05, 2019
Common stock, par value		$ 0.01	$ 0.01
Common stock, authorized		1,000	1,000
Common stock, issued		100	100
Common stock, outstanding		100	100
Allowance for doubtful accounts	$ 5.3	$ 2.5
Contract assets allowance for doubtful accounts current	0.0	2.9
Contract assets allowance for doubtful accounts noncurrent	$ 0.0	$ 1.7
Redeemable preferred units, par value per share	$ 0	$ 100,000
Redeemable preferred units, shares authorized	0	430
Redeemable preferred units, shares issued	0	430
Redeemable preferred units, shares outstanding	0	430
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Class A Common Units
Common unit, par value	0	0
Common unit, authorized	0	100,000
Common unit, issued	0	100,000
Common unit, outstanding	0	100,000
Class B Common Units
Common unit, par value	0	323
Common unit, authorized	0	1,010
Common unit, issued	0	1,010
Common unit, outstanding	0	1,010
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000
Common stock, issued	18,693,653	0
Common stock, outstanding	18,693,653	0
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	39,204,989	0
Common stock, outstanding	39,204,989	0
Class C Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	20,139,163	0
Common stock, outstanding	20,139,163	0